Document and Entity Information	Mar. 25, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 25, 2025
Entity Registrant Name	MICROCHIP TECHNOLOGY INC
Entity Incorporation State Country Code	DE
Entity File Number	0-21184
Entity Tax Identification Number	86-0629024
Entity Address Address Line 1	2355 West Chandler Boulevard
Entity Address City Or Town	Chandler
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85224-6199
City Area Code	480
Local Phone Number	792-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000827054
Common Stock, $0.001 par value per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	MCHP
Security Exchange Name	NASDAQ
Depositary Shares, each representing a 1/20th interest in a share of 7.50% Series A Mandatory Convertible Preferred Stock, $0.001 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/20th interest in a share of 7.50% Series A Mandatory Convertible Preferred Stock, $0.001 Par Value
Trading Symbol	MCHPP
Security Exchange Name	NASDAQ